Other accruals and liabilities - Caption (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Accruals And Liabilities [Line Items]
Lease liabilities	$ 5,779	$ 7,839
Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Other Accruals And Liabilities [Line Items]
Accrual of capital expenditure	36,195	20,147
Workers' profit sharing payable (c)	13,851	17,311
Accrual of operating costs (c)	7,135	15,938
Lease liabilities	115	330
Interests payable, see note 24		16,840
Total	57,296	70,566
Classification by maturity:
Current portion	57,296	70,526
Non-current portion	0	40
Total	$ 57,296	$ 70,566